Schedule of borrowings (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current borrowings		$ 12,465
Current borrowings	10,262	216
Corporate notes member
IfrsStatementLineItems [Line Items]
Non-current borrowings		12,465
Current borrowings	10,067
Interest from corporate notes member
IfrsStatementLineItems [Line Items]
Current borrowings	$ 195	$ 216